Unaudited Condensed Consolidated Statements of Operations and Comprehensive Loss - USD ($)	3 Months Ended		6 Months Ended		9 Months Ended		12 Months Ended
	Jun. 30, 2022	Jun. 30, 2021	Jun. 30, 2022	Jun. 30, 2021	Jun. 30, 2022	Jun. 30, 2021	Dec. 31, 2021	Sep. 30, 2021	Dec. 31, 2020	Sep. 30, 2020
REVENUES
Revenue – general support services – related party	$ 4,800,000	$ 4,800,000			$ 14,400,000	$ 14,400,000		$ 19,200,000		$ 19,200,000
Revenue – financial services	352,192	41,602			970,224	41,602		86,964
Total revenues	5,152,192	4,841,602			15,370,224	14,441,602		19,286,964		19,200,000
COSTS OF REVENUES
Cost of revenue – general support services – related party	4,725,000	4,725,000			14,175,000	14,175,000		18,900,000		18,900,000
Cost of revenue – financial services	700,705	144,781			2,398,320	144,781		762,297
Total costs of revenues	5,425,705	4,869,781			16,573,320	14,319,781		19,662,297		18,900,000
GROSS PROFIT (LOSS)
Gross profit – general support services – related party	75,000	75,000			225,000	225,000		300,000		300,000
Gross loss – financial services	(348,513)	(103,179)			(1,428,096)	(103,179)		(675,333)
Total gross (loss) profit	(273,513)	(28,179)			(1,203,096)	121,821		(375,333)		300,000
OPERATING EXPENSES:
Advertising and marketing	147,177				345,826
Professional fees	911,856	51,500			2,900,404	189,772		396,277		188,000
Compensation and related benefits	100,115	10,000			355,359	30,000
Amortization of intangible assets	66,291				197,935
Other general and administrative	155,539	10,069			449,216	52,323		160,794		225,115
Total operating expenses	1,380,978	71,569			4,248,740	272,095		557,071		413,115
Loss from operations	(1,654,491)	(99,748)			(5,451,836)	(150,274)		(932,404)		(113,115)
OTHER (EXPENSE) INCOME:
Interest expense on redeemable preferred stock								(2,625)		(3,750)
Amortization of debt discount								(1,545)		(2,290)
Gain on digital currency										18,593
Loss from equity method investment	(330,680)				(401,299)
Other expense	(1,116)	(790)			(4,605)	(3,810)		(272)
Total other expense	(331,796)	(790)			(405,904)	(3,810)		(4,442)		12,553
LOSS BEFORE INCOME TAXES	(1,986,287)	(100,538)			(5,857,740)	(154,084)		(936,846)		(100,562)
INCOME TAXES
Net loss	(1,986,287)	(100,538)			(5,857,740)	(154,084)		(936,846)		(100,562)
LESS: NET INCOME ATTRIBUTABLE TO NON-CONTROLLING INTEREST		3,266				3,266
NET LOSS ATTRIBUTABLE TO NUKKLEUS INC. COMMON STOCKHOLDERS	(1,986,287)	(103,804)			(5,857,740)	(157,350)
NET (LOSS) INCOME	(1,986,287)	(100,538)			(5,857,740)	(154,084)		(936,846)		(100,562)
OTHER COMPREHENSIVE INCOME
Unrealized foreign currency translation gain	27,644	121			38,631	121		8,440
COMPREHENSIVE LOSS	(1,958,643)	(100,417)			(5,819,109)	(153,963)		$ (928,406)		$ (100,562)
LESS: COMPREHENSIVE INCOME ATTRIBUTABLE TO NON-CONTROLLING INTEREST		3,302				3,302
COMPREHENSIVE LOSS ATTRIBUTABLE TO NUKKLEUS INC. COMMON STOCKHOLDERS	$ (1,958,643)	$ (103,719)			$ (5,819,109)	$ (157,265)
NET LOSS PER COMMON SHARE:
Basic net loss per ordinary share (in Dollars per share)	$ (0.01)	$ 0			$ (0.02)	$ 0		$ 0		$ 0
WEIGHTED AVERAGE COMMON SHARES OUTSTANDING:
Weighted average shares outstanding, basic (in Shares)	367,175,886	257,055,897			352,412,872	239,342,032		257,771,553		230,485,100
Brilliant Acquisition Corp [Member]
OPERATING EXPENSES:
Loss from operations	$ (144,590)	$ (28,567)	$ (613,861)	$ (106,978)			$ (670,916)		$ (148,010)
OTHER (EXPENSE) INCOME:
Net loss	$ (35,544)	$ (21,345)	$ (495,827)	$ (41,718)			(599,127)		(317,737)
NET LOSS ATTRIBUTABLE TO NUKKLEUS INC. COMMON STOCKHOLDERS							$ (599,127)		$ (317,737)
NET LOSS PER COMMON SHARE:
Basic net loss per ordinary share (in Dollars per share)	$ (0.01)	$ 0	$ (0.09)	$ (0.01)			$ (0.1)		$ (0.09)
WEIGHTED AVERAGE COMMON SHARES OUTSTANDING:
Weighted average shares outstanding, basic (in Shares)	5,477,208	6,111,000	5,755,372	6,111,000			6,111,000		3,697,454
Operating costs	$ 144,590	$ 28,567	$ 613,861	$ 106,978			$ 670,916		$ 148,010
Other income (loss):
Changes in fair value of derivative warrant liabilities	56,342	6,067	61,383	62,968			67,155		(172,787)
Interest income	52,704	1,155	56,651	2,292			4,634		3,060
Total other income	$ 109,046	$ 7,222	$ 118,034	$ 65,260			$ 71,789		$ (169,727)